Basis of Presentation Narrative (Details) - Restatement Adjustment [Member] $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in investing cash flow	$ 297
Increase in financing cash flow	$ 297